Property, plant and equipment, net	12 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

7. Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	Estimated Useful Life (in years)	March 31, 2016 (INR)	As of March 31,
			2017 (INR)	2017 (US$)
Plant and machinery (solar power plants)	25	21,330,457	35,664,766	549,958
Furniture and fixtures	5	5,142	6,043	93
Vehicles	5	12,633	13,177	203
Office equipment	5	10,645	15,926	246
Computers	3	19,812	29,827	460
Leasehold improvements — solar power plant	25	1,436,256	2,434,449	37,540
Leasehold improvements — office	1-3	13,694	19,010	293

		22,828,639	38,183,198	588,793
Less: Accumulated depreciation		1,450,519	2,484,595	38,313

		21,378,120	35,698,603	550,480
Freehold land		527,645	1,421,912	21,926
Construction in progress		2,475,664	3,822,093	58,937

Total		24,381,429	40,942,608	631,343

Depreciation expense on property, plant and equipment was INR 318,411, INR 679,698 and INR 1,036,029 (US$ 15,976) for the years ended March 31, 2015, 2016 and 2017, respectively.

The Company has received government grants for the construction of rooftop projects amounting to INR 11,700, INR 16,900 and INR Nil for the years ended March 31, 2015, 2016 and 2017, respectively. The proceeds from these grants have been recorded as a reduction to the carrying value of the related rooftop projects.